Commitments and Contingencies - Narrative (Details) $ in Thousands								3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 26, 2025 USD ($)	Mar. 31, 2025 USD ($)	Apr. 12, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jan. 26, 2024 USD ($)	May 31, 2022 USD ($) item	Apr. 01, 2021 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) ft²	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 15, 2025
Commitments and Contingencies
Weighted average remaining lease term for operating leases								4 years 2 months 19 days		4 years 8 months 4 days		4 years 2 months 19 days		4 years 8 months 4 days
Weighted average discount rate								8.05%		7.85%		8.05%		7.85%
Sublease income														$ 671
Gain on settlement of lease liability															$ 445
Operating lease expense														900	1,600
Cash payments for operating lease expense								$ 500			$ 400	$ 1,400	$ 1,200	1,600	1,600
Cash received from subleasing														500
Contingent obligation										$ 2,140				2,140
Aggregate potential severance costs														2,840
Contingent obligation										4,213				4,213	$ 964
IM Topco, LLC
Commitments and Contingencies
Ownership interest						30.00%											30.00%
Contingent obligation		$ 3,970							$ 3,970
Expense (income) to carrying value of contingent contractual obligations									$ (240)			$ (240)
Capital appreciation right, percent	15.00%
Capital appreciation right, threshold	$ 46,000
WHP | IM Topco, LLC
Commitments and Contingencies
Ownership equity transferable		12.50%
Current portion of contingent obligation										4,210	$ 6,250		$ 6,250	$ 4,210
Expense (income) to carrying value of contingent contractual obligations										$ (2,040)
Amended Services Agreement | Xcel Brands | IM Topco, LLC
Commitments and Contingencies
Ownership interest			30.00%
Amended Services Agreement | WHP | IM Topco, LLC
Commitments and Contingencies
Ownership interest			70.00%
Amended Services Agreement | Twelve-month period ending March 31, 2025
Commitments and Contingencies
Royalty guarantees			$ 13,500
Amended Services Agreement | Year ending December 31, 2025
Commitments and Contingencies
Royalty guarantees			$ 18,000
Amended Services Agreement | If Royalties Receivable Less Than Specified Amount
Commitments and Contingencies
Ownership equity transferable			12.50%
Amended Services Agreement | If Royalties Receivable Less Than Specified Amount | Xcel Brands | IM Topco, LLC
Commitments and Contingencies
Ownership interest			17.50%
Amended Services Agreement | If Royalties Receivable Less Than Specified Amount | WHP | IM Topco, LLC
Commitments and Contingencies
Ownership interest			82.50%
Disposed of by Sale | WHP | IM Topco, LLC
Commitments and Contingencies
Ownership interest						70.00%				70.00%				70.00%
Isaac Mizrahi sale transaction with IM Topco | Disposed of by Sale
Commitments and Contingencies
Number of consecutive quarters for royalty payable term | item						4
Royalty payable term						3 years
Isaac Mizrahi sale transaction with IM Topco | Disposed of by Sale | Maximum
Commitments and Contingencies
Adjustments to purchase price payable						$ 16,000
Royalty guarantees						$ 13,300
Lori Goldstein Brand
Commitments and Contingencies
Contingent consideration							$ 12,500
Royalties earned															6 years
Contingent obligation (Lori Goldstein Earn-Out)							$ 6,600							$ 300	$ 200
Additional consideration is payable to the seller														1,000	$ 1,000	$ 200
Waiver of earn out payments														1,030
Derecognition of contingent obligations										$ 5,050				$ 5,050
1333 Broadway Lease
Commitments and Contingencies
Weighted average remaining lease term for operating leases										2 years 9 months 29 days				2 years 9 months 29 days
Area of property leased | ft²														29,600
Average annual fixed rent														$ 1,300
Sublease income					$ 800
1333 Broadway Lease | Right-of-use assets
Commitments and Contingencies
Impairment charge														3,100
1333 Broadway Lease | Leasehold improvements
Commitments and Contingencies
Impairment charge														$ 400
550 Seventh Avenue Lease
Commitments and Contingencies
Weighted average remaining lease term for operating leases										7 years 3 months 29 days				7 years 3 months 29 days
Average annual fixed rent				$ 500
Discount rate, right-of-use asset and lease liability										9.60%				9.60%
550 Seventh Avenue Lease | Right-of-use assets
Commitments and Contingencies
Impairment charge														$ 2,600
Westchester
Commitments and Contingencies
Leased office space | ft²										1,300				1,300